Regulation and Rates Rate Adjustments (Detail) - USD ($) $ in Thousands				9 Months Ended		12 Months Ended
	Sep. 11, 2014	Mar. 28, 2014	Mar. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 18, 2015	Jun. 29, 2015	Jun. 01, 2015	May. 01, 2015	Jan. 01, 2015	Dec. 01, 2014	Nov. 01, 2014	Oct. 30, 2014	May. 23, 2014	May. 01, 2014	Jan. 02, 2014	Nov. 01, 2013	Jul. 01, 2013	Jun. 25, 2013	Nov. 01, 2012	Jun. 28, 2012	May. 14, 2012	Nov. 01, 2011	Apr. 01, 2011
Regulation and Rates [Line Items]
Treasury grant payment received				$ 0	$ 107,876	$ 107,876	$ 0	$ 205,261
Deferral Trigger [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount				20,000																		$ 30,000
Jefferson County Public Utility District
Regulation and Rates [Line Items]
Property, Plant and Equipment, Net			$ 46,700
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax			60,000
Decoupling Mechanism | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)													2.20%
Subsidiaries [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Weighted Cost of Capital										7.77%											7.77%
Public Utilities, Rate Case, Approved Effective Common Equity in Capital Structure										48.00%											48.00%
Public Utilities, Rate Case, Approved Effective Return on Equity										9.80%											9.80%
Treasury grant payment received						107,876
Subsidiaries [Member] | Jefferson County Public Utility District
Regulation and Rates [Line Items]
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax	$ 7,500	$ 3,000	45,000
Subsidiaries [Member] | Electric [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Weighted Cost of Capital																									7.80%
Public Utilities, Rate Case, Approved Effective Common Equity in Capital Structure																									48.00%
Public Utilities, Rate Case, Approved Effective Return on Equity																									9.80%
Subsidiaries [Member] | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Weighted Cost of Capital																									7.80%
Public Utilities, Rate Case, Approved Effective Common Equity in Capital Structure																									48.00%
Public Utilities, Rate Case, Approved Effective Return on Equity																									9.80%
Accounting Petition, Approved Effective Increase (Decrease) to Revenue																								$ 6,900
Accounting Petition, Approved Effective Increase (Decrease) to Conservation Amortization Expense																								$ 6,600
Subsidiaries [Member] | Power Cost Only Rate Case (PCORC) [Member] | Electric [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)														$ (19,400)			$ (9,600)			$ 10,500
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)														(0.90%)			(0.50%)			0.50%
Subsidiaries [Member] | Decoupling Mechanism
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)												$ (12,000)
Subsidiaries [Member] | Decoupling Mechanism | Electric [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)												$ 53,800						$ 10,600			$ 21,400
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)												2.60%						0.50%			1.00%
Subsidiaries [Member] | Decoupling Mechanism | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)						(1,300)						$ 22,000						$ (1,000)			$ 10,800
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)												2.10%						(0.10%)			1.10%
Subsidiaries [Member] | Property tax tracker | Electric [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																		$ 11,000
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																		0.50%
Subsidiaries [Member] | Property tax tracker | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																		$ 5,600
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																		0.60%
Subsidiaries [Member] | Energy Conservation Costs [Member] | Electric [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																		$ 12,200
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																		0.50%
Subsidiaries [Member] | Energy Conservation Costs [Member] | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																		$ 300
Subsidiaries [Member] | Expedited Rate Filing | Electric [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																					$ 30,700
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																			3.00%		1.50%
Subsidiaries [Member] | Expedited Rate Filing | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																					$ (2,000)
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																			2.20%		(0.20%)
Subsidiaries [Member] | General Rate Case [Member] | Electric [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																									$ 63,300
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																									3.20%
Subsidiaries [Member] | General Rate Case [Member] | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																									$ 13,400		$ 19,000
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																									1.30%		1.80%
Subsidiaries [Member] | Purchased Gas Adjustment (PGA) [Member] | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)									$ (185,900)						$ (23,300)	$ 23,300				$ 4,000			$ (77,000)			$ (43,500)
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)									(17.40%)						(2.50%)	2.50%				0.40%			(7.70%)			(4.30%)
Subsidiaries [Member] | Property tax tracker [Member] [Domain] [Domain] | Electric [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)												$ 6,500						$ 11,000
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)												0.30%						0.50%
Subsidiaries [Member] | Property tax tracker [Member] [Domain] [Domain] | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)											$ (2,300)							$ 5,600
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)											(0.20%)							0.60%
Subsidiaries [Member] | Conservation Rider [Member] | Electric [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																		$ 12,200
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																		0.60%
Subsidiaries [Member] | Conservation Rider [Member] | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)																		$ 300
Customers | Jefferson County Public Utility District
Regulation and Rates [Line Items]
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax	$ 52,700	$ 57,000	$ 15,000
Maximum
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)													3.00%
Maximum | Decoupling Mechanism
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)													3.00%
Deferred Revenue [Domain] | Subsidiaries [Member] | Decoupling Mechanism | Electric [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)						$ 1,900
Deferred Revenue [Domain] | Subsidiaries [Member] | Decoupling Mechanism | Natural Gas [Member]
Regulation and Rates [Line Items]
Public Utilities, Rate Case, Approved Effective Annual Rate Increase (Decrease)				$ 8,200